NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund)

Supplement dated December 14, 2021
to the Summary Prospectus dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled “Portfolio Managers” on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Paul Flynn	Partner – Capital World Investors, a division of Capital Research	Since 2017
Jonathan Knowles	Partner – Capital World Investors, a division of Capital Research	Since 2013
Roz Hongsaranagon	Partner – Capital World Investors, a division of Capital Research	Since 2018

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE